Taxes - Schedule of Reconciles Singapore Statutory Rates (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income before tax	$ 3,683,222	$ 4,751,624	$ 2,457,817	$ 4,147,616
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ 626,148	$ 807,776	$ 417,829	$ 705,095
Reconciling items:
Income not subject to tax in Singapore	(43,631)	(56,287)	(1,774)	(40,126)
Non-deductible expenses	324,601	418,761	160,622	131,965
Tax exemption and rebates	(27,014)	(34,850)	(55,425)	(43,760)
Utilization of prior year deferred tax assets not recognized	(230,020)	(296,743)
Under/(over) provision of tax in prior financial year	249,352	321,682	(205,399)	19,016
Others			(95,901)	20,017
Income tax expenses	$ 899,436	$ 1,160,339	$ 219,952	$ 792,207